Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. In accordance with Item 402(v) of Regulation S-K, the following information includes disclosure about all of our NEOs since our 2021 fiscal year. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation (Comp.) Table Total for PEO (1)	Comp. Actually Paid to PEO (2)(3)	Average Summary Comp. Table Total for Non-PEO NEOs (4)	Average Comp. Actually Paid to Non-PEO NEOs (3)(5)(6)	Total Shareholder Return (TSR)	Peer Group TSR (7)	Net Income (thousands) (8)	Core ROBE (9)
2025	$2,811,555	$2,651,877	$1,138,194	$1,093,627	$255.95	$223.50	$106,837	44.0%
2024	211,150	229,000	1,240,355	2,290,044	262.35	141.43	75,718	57.4%
2023	176,250	215,000	1,230,006	3,738,971	184.41	101.57	309,111	92.2%
2022	161,900	144,700	1,023,150	298,515	20.66	72.87	(469,885)	(66.4)%
2021	180,600	174,600	968,033	939,379	80.07	81.29	(57,919)	(8.3)%

(1) Amounts reported in this column are the amounts of total compensation reported for Mr. B. Bradford Martz (our President & CEO) during 2025 and Mr. Dan Peed (our former CEO and Executive Chairman of the Board) during 2021 through 2024. See the “Executive Compensation – Summary Compensation Table.” for the detail of these amounts for each corresponding year.

(2) Amounts reported in this column represent the amount of “compensation actually paid” to Mr. Martz during 2025 and Mr. Peed during 2021 through 2024, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Martz or Mr. Peed during each applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Martz's 2025 total compensation and Mr. Peed’s 2021 through 2024 total compensation for each year to determine the compensation actually paid:

Year	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$2,811,555	$211,150	$176,250	$161,900	$180,600
Less, value of Equity Awards reported in Summary Compensation Table	1,050,000	61,150	26,250	11,600	29,400
Plus, Year-End Fair Value of Equity Awards Granted in Fiscal Year that are Unvested and Outstanding	1,114,759	67,300	47,300	5,300	21,200
Plus, Change in Fair Value of Prior Year Equity Awards that are Outstanding and Unvested	(112,202)	—	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Equity Awards that Vested this Year	(112,235)	11,700	17,700	(10,900)	2,200
Plus, Dollar Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	—	—	—	—	—
Less, Prior Year Fair Value of Prior Equity Awards that Failed to Vest this Year	—	—	—	—	—
Total Adjustments	$159,678	$(17,850)	$(38,750)	$17,200	$6,000
Compensation Actually Paid	$2,651,877	$229,000	$215,000	$144,700	$174,600

(3) For the portion of “compensation actually paid” that is based on year-end stock prices, $12.63 was used for 2025, $13.46 was used for 2024, $9.46 was used for 2023, $1.06 was used for 2022 and $4.24 was used for 2021.

(4) Amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Martz during 2025 and Mr. Peed during 2021-2024) in the “Total” column of our Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Christopher Griffith, Brooke Adler, Svetlana Castle and James Gray, (ii) for 2024, B. Bradford Martz, Christopher Griffith, Brooke Adler and Svetlana Castle, (iii) for 2023, B. Bradford Martz, Christopher Griffith and Brooke Adler, (iv) for 2022, B. Bradford Martz, Christopher Griffith, Brooke Adler and Brooke Shirazi, and (v) for 2021, B. Bradford Martz, Christopher Griffith, Scott St. John and Alycia Weigley.

(5) Amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (defined for each year above), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation to determine the compensation actually paid:

Year	2025	2024 (6)	2023	2022	2021
Summary Compensation Table Total Compensation	$1,138,194	$1,240,355	$1,230,006	$1,023,150	$968,033
Less, value of Equity Awards reported in Summary Compensation Table	341,250	437,500	432,667	308,333	361,595
Plus, Year-End Fair Value of Equity Awards Granted in Fiscal Year that are Unvested and Outstanding	362,333	559,343	948,776	159,855	360,452
Plus, Change in Fair Value of Prior Year Equity Awards that are Outstanding and Unvested	(38,401)	447,266	1,635,435	(436,237)	(5,486)
Plus, Change in Fair Value (from prior year-end) of Prior Year Equity Awards that Vested this Year	(27,249)	480,580	393,407	(78,040)	4,527
Plus, Dollar Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	—	—	—	2,083	9,197
Less, Prior Year Fair Value of Prior Equity Awards that Failed to Vest this Year	—	—	35,986	63,962	35,749
Total Adjustments	$44,567	$(1,049,689)	$(2,508,965)	$724,635	$28,654
Compensation Actually Paid	$1,093,627	$2,290,044	$3,738,971	$298,515	$939,379

(6) It was determined that the "change in fair value (from prior year-end) of prior year equity awards that vested this year" calculated for 2024 did not properly include the value of incremental performance shares issued upon vesting. This has been correct in the current year and is reflected, changing the previously reported compensation actually paid in 2024 to $2,290,044 from $2,120,812. No other years were impacted.

(7) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group for Fiscal Year 2025 as set forth in the Compensation Discussion and Analysis.

(8) Reflects “Net Income” in the Company’s Consolidated Financial Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2021 through December 31, 2025.

(9) Company-selected measure is Core Income After-Tax Return on Equity (“Core ROBE”), which is a non-GAAP financial measure that is computed by dividing core income by the Company’s beginning stockholders’ equity for the period. Core income (loss) is computed by adding amortization, net of tax, and current accident year net incurred losses and loss adjustment expenses resulting from named and numbered storms, net of tax, to net income (loss) and subtracting realized gains (losses) on the Company’s investment portfolio, net of tax, and subtracting realized gains (losses) on the Company’s equity securities and income (loss) from discontinued operations. Amortization expense is related to the amortization of intangible assets acquired, including goodwill, through mergers and, therefore, the expense does not arise through normal operations. Investment portfolio gains (losses) and unrealized equity security gains (losses) vary independent of the Company’s operations. Named windstorm expenses are related to losses that arise when hurricanes and tropical storms make landfall in the Company’s geographic regions of coverage. These storms cause loss trends to vary significantly between periods as a result of their frequency of occurrence and severity and can significantly impact net income (loss). 2022 Core ROBE does not contemplate discontinued operations as outlined above.

Company Selected Measure Name	Core ROBE
Named Executive Officers, Footnote

(4) Amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Martz during 2025 and Mr. Peed during 2021-2024) in the “Total” column of our Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Christopher Griffith, Brooke Adler, Svetlana Castle and James Gray, (ii) for 2024, B. Bradford Martz, Christopher Griffith, Brooke Adler and Svetlana Castle, (iii) for 2023, B. Bradford Martz, Christopher Griffith and Brooke Adler, (iv) for 2022, B. Bradford Martz, Christopher Griffith, Brooke Adler and Brooke Shirazi, and (v) for 2021, B. Bradford Martz, Christopher Griffith, Scott St. John and Alycia Weigley.

Peer Group Issuers, Footnote

(7) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group for Fiscal Year 2025 as set forth in the Compensation Discussion and Analysis.

PEO Total Compensation Amount	$ 2,811,555	$ 211,150	$ 176,250	$ 161,900	$ 180,600
PEO Actually Paid Compensation Amount	$ 2,651,877	229,000	215,000	144,700	174,600
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Martz's 2025 total compensation and Mr. Peed’s 2021 through 2024 total compensation for each year to determine the compensation actually paid:

Year	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$2,811,555	$211,150	$176,250	$161,900	$180,600
Less, value of Equity Awards reported in Summary Compensation Table	1,050,000	61,150	26,250	11,600	29,400
Plus, Year-End Fair Value of Equity Awards Granted in Fiscal Year that are Unvested and Outstanding	1,114,759	67,300	47,300	5,300	21,200
Plus, Change in Fair Value of Prior Year Equity Awards that are Outstanding and Unvested	(112,202)	—	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Equity Awards that Vested this Year	(112,235)	11,700	17,700	(10,900)	2,200
Plus, Dollar Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	—	—	—	—	—
Less, Prior Year Fair Value of Prior Equity Awards that Failed to Vest this Year	—	—	—	—	—
Total Adjustments	$159,678	$(17,850)	$(38,750)	$17,200	$6,000
Compensation Actually Paid	$2,651,877	$229,000	$215,000	$144,700	$174,600

Non-PEO NEO Average Total Compensation Amount	$ 1,138,194	1,240,355	1,230,006	1,023,150	968,033
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,093,627	2,290,044	3,738,971	298,515	939,379
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation to determine the compensation actually paid:

Year	2025	2024 (6)	2023	2022	2021
Summary Compensation Table Total Compensation	$1,138,194	$1,240,355	$1,230,006	$1,023,150	$968,033
Less, value of Equity Awards reported in Summary Compensation Table	341,250	437,500	432,667	308,333	361,595
Plus, Year-End Fair Value of Equity Awards Granted in Fiscal Year that are Unvested and Outstanding	362,333	559,343	948,776	159,855	360,452
Plus, Change in Fair Value of Prior Year Equity Awards that are Outstanding and Unvested	(38,401)	447,266	1,635,435	(436,237)	(5,486)
Plus, Change in Fair Value (from prior year-end) of Prior Year Equity Awards that Vested this Year	(27,249)	480,580	393,407	(78,040)	4,527
Plus, Dollar Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	—	—	—	2,083	9,197
Less, Prior Year Fair Value of Prior Equity Awards that Failed to Vest this Year	—	—	35,986	63,962	35,749
Total Adjustments	$44,567	$(1,049,689)	$(2,508,965)	$724,635	$28,654
Compensation Actually Paid	$1,093,627	$2,290,044	$3,738,971	$298,515	$939,379

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Listed below are the financial and non-financial performance measures which in our assessment represent the most important performance measures we use to link compensation actually paid to our NEOs, for 2025, to Company performance. Core ROBE and Combined Ratio metrics are used to determine annual incentive compensation payouts while Return on Average Equity is used to determine vesting of our PSUs. For more information on annual incentive compensation and actual payouts, see “Compensation Discussion and Analysis – Elements of Executive Compensation”.

Most important Performance Measures for 2025
Core ROBE
Return on Average Equity
Combined Ratio (1)

(1) Measured by taking the Company's expenses attributable to continuing operations, excluding interest expense, divided by the Company's Net Premiums Earned.

Total Shareholder Return Amount	$ 255.95	262.35	184.41	20.66	80.07
Peer Group Total Shareholder Return Amount	223.5	141.43	101.57	72.87	81.29
Net Income (Loss)	$ 106,837,000	$ 75,718,000	$ 309,111,000	$ (469,885,000)	$ (57,919,000)
Company Selected Measure Amount	0.44	0.574	0.922	(0.664)	(0.083)
PEO Name	Mr. B. Bradford Martz	Mr. Dan Peed	Mr. Dan Peed	Mr. Dan Peed	Mr. Dan Peed
Measure:: 1
Pay vs Performance Disclosure
Name	Core ROBE
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Combined Ratio
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (159,678)	$ 17,850	$ 38,750	$ (17,200)	$ (6,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,050,000)	(61,150)	(26,250)	(11,600)	(29,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,114,759	67,300	47,300	5,300	21,200
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,202)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,235)	11,700	17,700	(10,900)	2,200
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,567)	1,049,689	2,508,965	(724,635)	(28,654)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(341,250)	(437,500)	(432,667)	(308,333)	(361,595)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,333	559,343	948,776	159,855	360,452
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,401)	447,266	1,635,435	(436,237)	(5,486)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,249)	$ 480,580	393,407	(78,040)	4,527
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (35,986)	(63,962)	(35,749)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 2,083	$ 9,197